Law Offices
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8099

April 3, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:           Academy Funds Trust (the “Trust”)
(File Nos. 333-146827; 811-22135)
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 19 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on March 30, 2015.

Please direct questions or comments relating to this filing to me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik, Esq.
Jonathan M. Kopcsik, Esq.